Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000130440 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class Y
Trading Symbol	DGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Y shares returned 3.18%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Y	3.18%	7.23%	10.31%
MSCI World Index	16.99%	12.90%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 741,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 6,952,831
Investment Company Portfolio Turnover	10.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042692 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class I
Trading Symbol	DGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class I shares returned 3.15%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class I	3.15%	7.22%	10.27%
MSCI World Index	16.99%	12.90%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 741,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 6,952,831
Investment Company Portfolio Turnover	10.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042691 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class C
Trading Symbol	DGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.09%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class C shares returned 1.94%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.04%	*	6.01%	9.09%
without Deferred Sales Charge	1.94%		6.01%	9.09%
MSCI World Index	16.99%		12.90%	11.88%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 741,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 6,952,831
Investment Company Portfolio Turnover	10.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042690 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class A
Trading Symbol	DGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class A shares returned 2.83%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-3.10%	5.63%	9.30%
without Sales Charge	2.83%	6.89%	9.95%
MSCI World Index	16.99%	12.90%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 741,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 6,952,831
Investment Company Portfolio Turnover	10.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042694 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class A
Trading Symbol	DISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.23%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class A shares returned 1.66%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-4.20%	0.56%	6.02%
without Sales Charge	1.66%	1.75%	6.65%
MSCI EAFE® Index	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 4,531,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 45,057,635
Investment Company Portfolio Turnover	8.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042695 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class C
Trading Symbol	DISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.99%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class C shares returned 0.93%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-0.05%	*	1.03%	5.87%
without Deferred Sales Charge	0.93%		1.03%	5.87%
MSCI EAFE® Index	24.50%		9.27%	7.72%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 4,531,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 45,057,635
Investment Company Portfolio Turnover	8.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042696 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class I
Trading Symbol	DISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class I shares returned 2.01%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class I	2.01%	2.10%	7.00%
MSCI EAFE® Index	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 4,531,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 45,057,635
Investment Company Portfolio Turnover	8.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130441 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class Y
Trading Symbol	DISYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Y shares returned 2.04%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Y	2.04%	2.13%	7.04%
MSCI EAFE® Index	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 4,531,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 45,057,635
Investment Company Portfolio Turnover	8.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%

Holdings [Text Block]
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.